UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell		Paulita A. Pike
Harris Associates L.P.		K&L Gates LLP
Two North LaSalle Street, #500		Three First National Plaza, #3100
Chicago, Illinois 60602		Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/13

Date of reporting period:	12/31/12

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.2%
FINANCIALS — 25.0%
DIVERSIFIED FINANCIALS — 15.8%
Bank of America Corp.	19,600	$227,360
Other Diversified Financial Services
JPMorgan Chase & Co.	4,345	191,050
Other Diversified Financial Services
Capital One Financial Corp.	3,113	180,325
Consumer Finance
The Goldman Sachs Group, Inc.	1,213	154,730
Investment Banking & Brokerage
Franklin Resources, Inc.	1,130	142,041
Asset Management & Custody Banks
State Street Corp.	2,800	131,628
Asset Management & Custody Banks
Bank of New York Mellon Corp.	5,060	130,032
Asset Management & Custody Banks
		1,157,166
INSURANCE — 7.2%
American International Group, Inc. (a)	4,995	176,324
Multi-line Insurance
Aflac, Inc.	2,860	151,923
Life & Health Insurance
Principal Financial Group, Inc.	3,500	99,820
Life & Health Insurance
Aon PLC (b)	1,770	98,412
Insurance Brokers
		526,479
BANKS — 2.0%
Wells Fargo & Co.	4,320	147,657
Diversified Banks
		1,831,302
INFORMATION TECHNOLOGY — 20.3%
SOFTWARE & SERVICES — 8.8%
Oracle Corp.	5,130	170,932
Systems Software
MasterCard, Inc., Class A	308	151,314
Data Processing & Outsourced Services
Google, Inc., Class A (a)	177	125,558
Internet Software & Services
Microsoft Corp.	4,420	118,147
Systems Software
Automatic Data Processing, Inc.	1,430	81,524
Data Processing & Outsourced Services
		647,475
TECHNOLOGY HARDWARE & EQUIPMENT — 5.8%
TE Connectivity, Ltd. (b)	4,486	166,507
Electronic Manufacturing Services
Dell, Inc.	12,860	130,272
Computer Hardware
Apple, Inc.	243	129,526
Computer Hardware
		426,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Texas Instruments, Inc.	5,465	169,087
Semiconductors
Intel Corp.	8,145	168,031
Semiconductors
Applied Materials, Inc.	7,160	81,911
Semiconductor Equipment
		419,029
		1,492,809
CONSUMER DISCRETIONARY — 18.7%
MEDIA — 10.5%
Comcast Corp., Class A	4,440	159,618
Cable & Satellite
Discovery Communications, Inc., Class C (a)	2,660	155,618
Broadcasting
Omnicom Group, Inc.	2,821	140,950
Advertising
DIRECTV (a)	2,399	120,342
Cable & Satellite
The Walt Disney Co.	2,056	102,383
Movies & Entertainment
Viacom, Inc., Class B	1,730	91,227
Movies & Entertainment
		770,138
RETAILING — 4.5%
Liberty Interactive Corp., Class A (a)	6,655	130,970
Catalog Retail
The Home Depot, Inc.	1,957	121,009
Home Improvement Retail
Kohl’s Corp.	1,807	77,661
Department Stores
		329,640
AUTOMOBILES & COMPONENTS — 2.8%
Delphi Automotive PLC (a) (b)	3,984	152,388
Auto Parts & Equipment
Harley-Davidson, Inc.	1,102	53,822
Motorcycle Manufacturers
		206,210
CONSUMER SERVICES — 0.9%
McDonald’s Corp.	709	62,541
Restaurants
		1,368,529
INDUSTRIALS — 12.5%
CAPITAL GOODS — 10.1%
Illinois Tool Works, Inc.	2,460	149,593
Industrial Machinery
Cummins, Inc.	1,380	149,523
Construction & Farm Machinery & Heavy Trucks
Parker Hannifin Corp.	1,725	146,728
Industrial Machinery
3M Co.	1,453	134,911
Industrial Conglomerates
Northrop Grumman Corp.	1,440	97,315
Aerospace & Defense

	Shares	Value
The Boeing Co.	878	$66,166
Aerospace & Defense
		744,236
TRANSPORTATION — 2.4%
FedEx Corp.	1,890	173,351
Air Freight & Logistics
		917,587
HEALTH CARE — 7.5%
HEALTH CARE EQUIPMENT & SERVICES — 6.6%
Medtronic, Inc.	3,985	163,465
Health Care Equipment
Covidien PLC (b)	2,128	122,871
Health Care Equipment
UnitedHealth Group, Inc.	2,260	122,582
Managed Health Care
Baxter International, Inc.	1,153	76,859
Health Care Equipment
		485,777
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.9%
Merck & Co., Inc.	1,587	64,953
Pharmaceuticals
		550,730
ENERGY — 6.7%
Devon Energy Corp.	2,905	151,176
Oil & Gas Exploration & Production
Exxon Mobil Corp.	1,597	138,220
Integrated Oil & Gas
Cenovus Energy, Inc. (b)	3,710	124,434
Integrated Oil & Gas
Halliburton Co.	2,200	76,318
Oil & Gas Equipment & Services
		490,148
CONSUMER STAPLES — 3.5%
FOOD, BEVERAGE & TOBACCO — 2.5%
Unilever PLC (c)	3,733	144,542
Packaged Foods & Meats
H.J. Heinz Co.	650	37,492
Packaged Foods & Meats
		182,034
FOOD & STAPLES RETAILING — 1.0%
Wal-Mart Stores, Inc.	1,065	72,665
Hypermarkets & Super Centers
		254,699
TOTAL COMMON STOCKS — 94.2% (Cost $5,057,555)		6,905,804

	Par Value	Value
SHORT TERM INVESTMENT— 5.3%
REPURCHASE AGREEMENT — 5.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $389,003, collateralized by a Federal National Mortgage Association Bond, 2.750%, due 04/16/19, value plus accrued interest of $60,844, by a United States Treasury Note, 1.500%, due 03/31/19, value plus accrued interest of $335,939 (Cost: $389,001)	$389,001	389,001
TOTAL SHORT TERM INVESTMENTS — 5.3% (Cost $389,001)		389,001
TOTAL INVESTMENTS — 99.5% (Cost $5,446,556)		7,294,805
Foreign Currencies (Cost $697) — 0.0% (d)		697
Other Assets In Excess of Liabilities — 0.5%		39,320
TOTAL NET ASSETS — 100.0%		$7,334,822

(a)         Non-income producing security

(b)         Foreign domiciled corporation

(c)          Sponsored American Depositary Receipt

(d)         Amount rounds to less than 0.1%.

Oakmark Select Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.0%
CONSUMER DISCRETIONARY — 25.3%
MEDIA — 13.9%
Discovery Communications, Inc., Class C (a)	3,410	$199,456
Broadcasting
Comcast Corp., Class A	3,550	127,622
Cable & Satellite
DIRECTV (a)	2,448	122,789
Cable & Satellite
		449,867
AUTOMOBILES & COMPONENTS — 6.6%
TRW Automotive Holdings Corp. (a)	4,000	214,440
Auto Parts & Equipment

RETAILING — 4.8%
Liberty Interactive Corp., Class A (a)	7,800	153,504
Catalog Retail
		817,811
INFORMATION TECHNOLOGY — 22.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 10.0%
TE Connectivity, Ltd. (b)	5,294	196,511
Electronic Manufacturing Services
Dell, Inc.	12,500	126,625
Computer Hardware
		323,136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Intel Corp.	6,297	129,907
Semiconductors
Texas Instruments, Inc.	4,050	125,307
Semiconductors
		255,214
SOFTWARE & SERVICES — 4.7%
MasterCard, Inc., Class A	315	154,753
Data Processing & Outsourced Services
		733,103
FINANCIALS — 21.7%
DIVERSIFIED FINANCIALS — 17.0%
Bank of America Corp.	17,100	198,360
Other Diversified Financial Services
Capital One Financial Corp.	3,050	176,686
Consumer Finance
JPMorgan Chase & Co.	4,000	175,880
Other Diversified Financial Services
		550,926
INSURANCE — 4.7%
American International Group, Inc. (a)	4,305	151,974
Multi-line Insurance
		702,900
ENERGY — 8.9%
Newfield Exploration Co. (a)	6,049	161,996
Oil & Gas Exploration & Production
Cenovus Energy, Inc. (b)	3,735	125,265
Integrated Oil & Gas
		287,261
INDUSTRIALS — 7.1%
TRANSPORTATION — 4.1%
FedEx Corp.	1,450	132,994
Air Freight & Logistics

CAPITAL GOODS — 3.0%
Kennametal, Inc.	2,402	96,078
Industrial Machinery
		229,072
HEALTH CARE — 4.4%
HEALTH CARE EQUIPMENT & SERVICES — 4.4%
Medtronic, Inc.	3,500	143,570
Health Care Equipment

UTILITIES — 4.0%
Calpine Corp. (a)	7,104	128,803
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 94.0% (Cost $2,105,504)		3,042,520

	Par Value	Value
SHORT TERM INVESTMENTS— 5.7%
REPURCHASE AGREEMENT — 5.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $183,243, collateralized by Federal Home Loan Mortgage Corp. Bonds, 0.900% - 1.000%, due 09/27/17 - 12/28/17, aggregate value plus accrued interest of $167,302, by a United States Treasury Bond, 3.500%, due 02/15/18, value plus accrued interest of $19,604, by a United States Treasury Note, 0.625%, due 05/31/17, value plus accrued interest of $5 (Cost: $183,242)	$183,242	183,242
TOTAL SHORT TERM INVESTMENTS — 5.7% (Cost $183,242)		183,242
TOTAL INVESTMENTS — 99.7% (Cost $2,288,746)		3,225,762
Foreign Currencies (Cost $702) — 0.0% (c)		702
Other Assets In Excess of Liabilities — 0.3%		8,219
TOTAL NET ASSETS — 100.0%		$3,234,683

(a)         Non-income producing security

(b)         Foreign domiciled corporation

(c)          Amount rounds to less than 0.1%.

Oakmark Equity and Income Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 74.3%
INDUSTRIALS — 18.8%
CAPITAL GOODS — 16.6%
General Dynamics Corp.	8,235	$570,438
Aerospace & Defense
Dover Corp.	8,239	541,352
Industrial Machinery
Flowserve Corp. (b)	3,639	534,232
Industrial Machinery
Rockwell Automation Inc.	5,363	450,455
Electrical Components & Equipment
Parker Hannifin Corp.	3,600	306,229
Industrial Machinery
Northrop Grumman Corp.	4,313	291,439
Aerospace & Defense
Illinois Tool Works, Inc.	4,253	258,601
Industrial Machinery
Teledyne Technologies, Inc. (a)	1,097	71,402
Aerospace & Defense
Blount International, Inc. (a)	1,534	24,273
Industrial Machinery
Kaydon Corp.	938	22,458
Industrial Machinery
Crane Co.	271	12,565
Industrial Machinery
		3,083,444
TRANSPORTATION — 2.2%
FedEx Corp.	4,431	406,454
Air Freight & Logistics

COMMERCIAL & PROFESSIONAL SERVICES — 0.0%(c)
Mine Safety Appliances Co.	95	4,071
Office Services & Supplies
		3,493,969
ENERGY — 14.2%
Cenovus Energy, Inc. (d)	17,020	570,837
Integrated Oil & Gas
Devon Energy Corp.	10,834	563,801
Oil & Gas Exploration & Production
Baker Hughes, Inc.	10,345	422,502
Oil & Gas Equipment & Services
Encana Corp. (d)	16,573	327,474
Oil & Gas Exploration & Production
Cimarex Energy Co.	3,615	208,700
Oil & Gas Exploration & Production
Range Resources Corp.	3,296	207,088
Oil & Gas Exploration & Production
Patterson-UTI Energy, Inc.	6,930	129,110
Oil & Gas Drilling
Concho Resources, Inc. (a)	1,501	120,937
Oil & Gas Exploration & Production
Apache Corp.	1,244	97,656
Oil & Gas Exploration & Production
		2,648,105
HEALTH CARE — 12.4%
HEALTH CARE EQUIPMENT & SERVICES — 11.6%
UnitedHealth Group, Inc.	11,034	598,457
Managed Health Care
Varian Medical Systems, Inc. (a) (b)	5,700	400,368
Health Care Equipment
Laboratory Corp. of America Holdings (a)	4,181	362,141
Health Care Services
Quest Diagnostics, Inc.	5,602	326,429
Health Care Services
CR Bard, Inc.	2,618	255,904
Health Care Equipment
Omnicare, Inc.	5,155	186,078
Health Care Services
PharMerica Corp. (a) (b)	1,710	24,350
Health Care Distributors
		2,153,727
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
Hospira, Inc. (a)	3,050	95,281
Pharmaceuticals
Bruker Corp. (a)	3,846	58,721
Life Sciences Tools & Services
		154,002
		2,307,729
CONSUMER STAPLES — 10.5%
FOOD, BEVERAGE & TOBACCO — 9.1%
Nestle SA (e) (f)	9,414	614,197
Packaged Foods & Meats
Diageo PLC (e)	4,737	552,251
Distillers & Vintners
Philip Morris International, Inc.	6,301	526,974
Tobacco
		1,693,422
FOOD & STAPLES RETAILING — 1.4%
CVS Caremark Corp.	5,369	259,567
Drug Retail
		1,952,989
CONSUMER DISCRETIONARY — 8.5%
AUTOMOBILES & COMPONENTS — 2.4%
BorgWarner, Inc. (a)	3,239	231,963
Auto Parts & Equipment
Lear Corp.	4,437	207,850
Auto Parts & Equipment
		439,813
CONSUMER DURABLES & APPAREL — 2.3%
Leggett & Platt, Inc.	5,862	159,556
Home Furnishings
Mohawk Industries, Inc. (a)	1,537	139,013
Home Furnishings
Carter’s, Inc. (a)	2,324	129,331
Apparel, Accessories & Luxury Goods
		427,900

		Shares	Value
MEDIA — 2.0%
Scripps Networks Interactive, Inc., Class A		6,500	$376,480
Broadcasting

RETAILING — 1.8%
Staples, Inc.		15,432	175,919
Specialty Stores
Foot Locker, Inc.		3,000	96,360
Apparel Retail
HSN, Inc.		1,037	57,107
Catalog Retail
			329,386
			1,573,579
INFORMATION TECHNOLOGY — 6.7%
SOFTWARE & SERVICES — 4.4%
MasterCard, Inc., Class A		959	471,313
Data Processing & Outsourced Services
eBay, Inc. (a)		3,731	190,331
Internet Software & Services
Broadridge Financial Solutions, Inc. (b)		6,900	157,872
Data Processing & Outsourced Services
			819,516
TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
TE Connectivity, Ltd. (d)		6,818	253,077
Electronic Manufacturing Services
Arris Group, Inc. (a)		4,785	71,494
Communications Equipment
			324,571
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.		3,200	99,022
Semiconductors
			1,243,109
FINANCIALS — 2.6%
DIVERSIFIED FINANCIALS — 2.1%
Bank of America Corp.		21,033	243,983
Other Diversified Financial Services
TD Ameritrade Holding Corp.		8,531	143,406
Investment Banking & Brokerage
			387,389
INSURANCE — 0.5%
Principal Financial Group, Inc.		3,519	100,348
Life & Health Insurance
			487,737
MATERIALS — 0.6%
Walter Energy, Inc.		3,000	107,640
Diversified Metals & Mining
TOTAL COMMON STOCKS — 74.3% (Cost $10,409,818)			13,814,857

		Par Value	Value
FIXED INCOME— 19.9%
GOVERNMENT AND AGENCY SECURITIES — 18.5%
U.S. GOVERNMENT NOTES — 17.1%
1.25%, due 07/15/20, Inflation Indexed	$530,345		629,122
1.375%, due 07/15/18, Inflation Indexed		536,355	624,350
2.875%, due 01/31/13		483,005	484,062
0.125%, due 09/30/13		300,000	299,918
2.125%, due 01/15/19, Inflation Indexed		215,482	261,626
1.00%, due 09/30/16		200,000	203,812
0.625%, due 02/28/13		200,000	200,172
0.125%, due 08/31/13		200,000	199,953
1.125%, due 06/15/13		175,000	175,793
1.00%, due 01/15/14		100,000	100,836
			3,179,644
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Mortgage Corp., 2.00%, due 08/08/17		25,000	25,278
Federal National Mortgage Association, 1.30%, due 05/10/17		25,000	25,104
Federal Home Loan Mortgage Corp., 1.30%, due 06/07/17		25,000	25,103
Federal National Mortgage Association, 1.25%, due 09/27/18		24,750	24,809
Federal National Mortgage Association, 1.125%, due 10/24/18		24,750	24,703
Federal National Mortgage Association, 1.375%, due 08/28/17		24,000	24,051
Federal Home Loan Mortgage Corp., 1.375%, due 09/14/17		20,875	20,925
Federal National Mortgage Association, 0.875%, due 11/22/17		7,500	7,488
			177,461
CANADIAN GOVERNMENT BONDS — 0.3%
4.25%, due 12/01/21, Inflation Indexed	CAD	36,771	52,063

NORWEGIAN GOVERNMENT BONDS — 0.1%
6.50%, due 05/15/13	NOK	150,000	27,447
Total Government and Agency Securities (Cost $3,203,442)			3,436,615

CORPORATE BONDS — 1.3%
SSIF Nevada, LP, 144A, 1.04%, due 04/14/14 (g) (h)		55,100	55,409
Kinetic Concepts, Inc., 144A, 10.50%, due 11/01/18 (h)		48,080	50,424
Denbury Resources, Inc., 9.75%, due 03/01/16		18,101	19,187
ASML Holding NV, 5.75%, due 06/13/17	EUR	9,660	14,828

		Par Value	Value
Kinetic Concepts, Inc., 144A, 12.50%, due 11/01/19 (h)	$14,400		$13,698
Penn National Gaming, Inc., 8.75%, due 08/15/19		10,000	11,400
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (h)		9,625	10,046
Sealy Mattress Co., 8.25%, due 06/15/14		10,000	10,025
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (h)		10,000	10,000
Health Net, Inc., 6.375%, due 06/01/17		8,700	9,233
Range Resources Corp., 7.25%, due 05/01/18		7,325	7,691
Concho Resources, Inc., 5.50%, due 10/01/22		7,000	7,385
Walter Energy, Inc., 144A, 9.875%, due 12/15/20 (h)		5,400	6,021
Scotiabank Peru SA, 144A, 4.50%, due 12/13/27 (g) (h)		6,000	5,985
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (h)		5,000	5,000
Encore Acquisition Co., 9.50%, due 05/01/16		2,550	2,741
Ameristar Casinos, Inc., 7.50%, due 04/15/21		2,000	2,168
Post Holdings, Inc., 144A, 7.375%, due 02/15/22 (h)		1,000	1,096
Hologic, Inc., 144A, 6.25%, due 08/01/20 (h)		250	269
CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20 (h)		250	260
Tempur-Pedic International, Inc., 144A, 6.875%, due 12/15/20 (h)		100	103
Total Corporate Bonds (Cost $233,015)			242,969

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.759%, due 10/15/19 (g) (h) (Cost $11,450)		11,450	11,509
TOTAL FIXED INCOME — 19.9% (Cost $3,447,907)			3,691,093

SHORT TERM INVESTMENTS— 6.2%
CANADIAN TREASURY BILLS — 2.1%
1.01% - 1.09%, due 03/14/13 - 06/06/13 (i) (Cost $403,295)	CAD	400,000	400,930

COMMERCIAL PAPER — 1.9%
General Mills, Inc., 144A, 0.25% - 0.34%, due 01/04/13 - 01/25/13 (h) (i)		148,697	148,681
Kellogg Co., 144A, 0.20% - 0.21%, due 01/02/13 - 01/17/13 (h) (i)		114,300	114,295
BP Capital Markets PLC, 144A, 0.25% - 0.31%, due 01/02/13 - 01/18/13 (h) (i)		53,900	53,899
Wellpoint, Inc., 144A, 0.25%, due 01/04/13 (h) (i)		25,000	24,999
Medtronic, Inc., 144A, 0.17%, due 01/10/13 (h) (i)		6,250	6,250
Total Commercial Paper (Cost $348,124)			348,124

REPURCHASE AGREEMENT — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/12, repurchase price $199,230, collateralized by a United States Treasury Bond, 3.500%, due 02/15/18, value plus accrued interest of $26,000, by a United States Treasury Note, 1.500%, due 03/31/19, value plus accrued interest of $177,213 (Cost: $199,228)		199,228	199,228

CORPORATE BONDS — 0.6%
Dell, Inc., 1.40%, due 09/10/13		25,130	25,267
American Express Bank FSB, 5.50%, due 04/16/13		24,846	25,205
Kellogg Co., 4.25%, due 03/06/13		16,291	16,399
Comcast Cable Communications Holdings, Inc., 8.375%, due 03/15/13		16,007	16,259
Wells Fargo & Co., 4.375%, due 01/31/13		13,325	13,369
General Mills, Inc., 5.25%, due 08/15/13		9,199	9,467
Bank of America Corp., 4.90%, due 05/01/13		5,650	5,727
Merrill Lynch & Co., Inc., 6.15%, due 04/25/13		4,285	4,354
Walgreen Co., 4.875%, due 08/01/13		3,008	3,082
Merrill Lynch & Co., Inc., 5.45%, due 02/05/13		830	834
Total Corporate Bonds (Cost $120,032)			119,963

GOVERNMENT AND AGENCY SECURITIES — 0.5%
United States Treasury Note, 0.17%, due 07/15/13 (i) (Cost $100,436)		100,000	100,461
TOTAL SHORT TERM INVESTMENTS — 6.2% (Cost $1,171,115)			1,168,706
TOTAL INVESTMENTS — 100.4% (Cost $15,028,840)			18,674,656
Foreign Currencies (Cost $3,200) — 0.0% (c)			3,200
Liabilities In Excess of Other Assets — (0.4)%			(74,433)
NET ASSETS — 100.0%			$18,603,423

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Amount rounds to less than 0.1%.

(d)         Foreign domiciled corporation

(e)          Sponsored American Depositary Receipt

(f)           Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

(g)          Floating Rate Note. Rate shown is as of December 31, 2012.

(h)         See Note 1 in the Notes to Financial Statements regarding restricted securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(i)             The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:

CAD                     Canadian Dollar

EUR                      Euro

NOK                    Norwegian Krone

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2012 (Unaudited)

			% of Equity and Equivalents

United States 46.3%
		United States	46.3%
Europe 28.5%
		Switzerland	15.3%
	*	Germany	6.5%
	*	Spain	2.4%
	*	Italy	2.2%
		United Kingdom	1.1%
	*	Netherlands	1.0%
Asia 22.5%
		Japan	22.5%
Australasia 2.7%
		Australia	2.7%

*                 Euro currency countries comprise 12.1% of equity investments.

Oakmark Global Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
EQUITY AND EQUIVALENTS— 98.4%
INFORMATION TECHNOLOGY — 29.5%
SOFTWARE & SERVICES — 11.0%
Oracle Corp. (United States)	2,887	$96,185
Systems Software
MasterCard, Inc., Class A (United States)	170	83,468
Data Processing & Outsourced Services
Square Enix Holdings Co., Ltd. (Japan)	4,409	56,092
Home Entertainment Software
		235,745
TECHNOLOGY HARDWARE & EQUIPMENT — 10.7%
Canon, Inc. (Japan)	1,706	66,112
Office Electronics
TE Connectivity, Ltd. (Switzerland)	1,741	64,641
Electronic Manufacturing Services
Hirose Electric Co., Ltd. (Japan)	469	56,146
Electronic Components
OMRON Corp. (Japan)	1,808	43,403
Electronic Components
		230,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
Texas Instruments, Inc. (United States)	1,702	52,657
Semiconductors
Intel Corp. (United States)	2,419	49,894
Semiconductors
Applied Materials, Inc. (United States)	3,420	39,126
Semiconductor Equipment
ROHM Co., Ltd. (Japan)	828	27,080
Semiconductors
		168,757
		634,804
INDUSTRIALS — 20.4%
CAPITAL GOODS — 9.0%
Snap-on, Inc. (United States)	1,050	82,900
Industrial Machinery
Rheinmetall AG (Germany)	1,120	54,424
Industrial Conglomerates
Fiat Industrial SPA (Italy)	4,263	46,705
Construction & Farm Machinery & Heavy Trucks
Smiths Group PLC (UK)	557	10,916
Industrial Conglomerates
		194,945
TRANSPORTATION — 6.8%
FedEx Corp. (United States)	790	72,459
Air Freight & Logistics
Union Pacific Corp. (United States)	351	44,065
Railroads
Kuehne + Nagel International AG (Switzerland)	244	29,404
Marine
		145,928
COMMERCIAL & PROFESSIONAL SERVICES — 4.6%
Equifax, Inc. (United States)	1,048	56,734
Research & Consulting Services
Adecco SA (Switzerland)	783	41,471
Human Resource & Employment Services
		98,205
		439,078
FINANCIALS — 15.9%
DIVERSIFIED FINANCIALS — 13.6%
Daiwa Securities Group, Inc. (Japan)	21,046	117,416
Investment Banking & Brokerage
Julius Baer Group, Ltd. (Switzerland)	2,225	79,229
Asset Management & Custody Banks
Credit Suisse Group (Switzerland)	3,179	77,592
Diversified Capital Markets
Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities, 4.00%, due 03/29/13 (Switzerland) (b)	11,422	17,196
Diversified Capital Markets
		291,433
BANKS — 2.3%
Banco Santander SA (Spain)	6,140	49,898
Diversified Banks
		341,331
CONSUMER DISCRETIONARY — 12.0%
AUTOMOBILES & COMPONENTS — 7.1%
Daimler AG (Germany)	1,509	83,062
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,493	69,717
Automobile Manufacturers
		152,779
MEDIA — 4.9%
Discovery Communications, Inc., Class C (United States) (a)	1,101	64,382
Broadcasting
Live Nation Entertainment, Inc. (United States) (a)	4,418	41,135
Movies & Entertainment
		105,517
		258,296
HEALTH CARE — 7.7%
HEALTH CARE EQUIPMENT & SERVICES — 7.7%
Tenet Healthcare Corp. (United States) (a)	1,976	64,157
Health Care Facilities
Laboratory Corp. of America Holdings (United States) (a)	723	62,583
Health Care Services
Health Net, Inc. (United States) (a)	1,628	39,560
Managed Health Care
		166,300

	Shares	Value
MATERIALS — 7.4%
Incitec Pivot, Ltd. (Australia)	16,751	$57,112
Fertilizers & Agricultural Chemicals
Kansai Paint Co., Ltd. (Japan)	3,791	40,852
Specialty Chemicals
International Flavors & Fragrances, Inc. (United States)	591	39,338
Specialty Chemicals
Akzo Nobel NV (Netherlands)	326	21,568
Diversified Chemicals
		158,870
ENERGY — 4.2%
Apache Corp. (United States)	399	31,345
Oil & Gas Exploration & Production
Devon Energy Corp. (United States)	580	30,183
Oil & Gas Exploration & Production
Cimarex Energy Co. (United States)	493	28,442
Oil & Gas Exploration & Production
		89,970
CONSUMER STAPLES — 1.3%
FOOD, BEVERAGE & TOBACCO — 1.3%
Nestle SA (Switzerland)	231	15,085
Packaged Foods & Meats
Diageo PLC (UK)	427	12,431
Distillers & Vintners
		27,516
TOTAL EQUITY AND EQUIVALENTS — 98.4% (Cost $1,830,728)		2,116,165

	Par Value	Value
SHORT TERM INVESTMENT— 0.1%
REPURCHASE AGREEMENT — 0.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $2,451, collateralized by a United States Treasury Note, 0.625%, due 05/31/17, value plus accrued interest of $2,503 (Cost: $2,451)	$2,451	2,451
TOTAL SHORT TERM INVESTMENTS — 0.1% (Cost $2,451)		2,451
TOTAL INVESTMENTS — 98.5% (Cost $1,833,179)		2,118,616
Other Assets In Excess of Liabilities — 1.5%		32,114
TOTAL NET ASSETS — 100.0%		$2,150,730

Securities of aggregate value of $1,072,911,936 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)         Non-income producing security

(b)         These restricted securities may be resold subject to restrictions on resale under federal securities laws.

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2012 (Unaudited)

			% of Equity Investments

North America 46.7%
		United States	42.4%
		Canada	4.3%
Europe 35.2%
		Switzerland	19.0%
	*	Germany	6.8%
	*	Italy	5.0%
	*	France	4.4%
Asia 18.1%
		Japan	18.1%

*                 Euro currency countries comprise 16.2% of equity investments.

Oakmark Global Select Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.7%
FINANCIALS — 27.9%
DIVERSIFIED FINANCIALS — 23.4%
Daiwa Securities Group, Inc. (Japan)	7,913	$44,147
Investment Banking & Brokerage
Credit Suisse Group (Switzerland)	1,606	39,197
Diversified Capital Markets
JPMorgan Chase & Co. (United States)	755	33,197
Other Diversified Financial Services
Capital One Financial Corp. (United States)	530	30,703
Consumer Finance
		147,244
INSURANCE — 4.5%
American International Group, Inc. (United States) (a)	800	28,240
Multi-line Insurance
		175,484
INFORMATION TECHNOLOGY — 21.1%
TECHNOLOGY HARDWARE & EQUIPMENT — 13.1%
Canon, Inc. (Japan)	791	30,663
Office Electronics
TE Connectivity, Ltd. (Switzerland)	774	28,727
Electronic Manufacturing Services
Dell, Inc. (United States)	2,296	23,259
Computer Hardware
		82,649
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
Texas Instruments, Inc. (United States)	890	27,536
Semiconductors
Intel Corp. (United States)	1,087	22,425
Semiconductors
		49,961
		132,610
CONSUMER DISCRETIONARY — 20.7%
AUTOMOBILES & COMPONENTS — 11.8%
Daimler AG (Germany)	740	40,725
Automobile Manufacturers
Toyota Motor Corp. (Japan)	711	33,196
Automobile Manufacturers
		73,921
RETAILING — 8.9%
Liberty Interactive Corp., Class A (United States) (a)	1,520	29,914
Catalog Retail
PPR (France)	140	26,218
Department Stores
		56,132
		130,053
INDUSTRIALS — 16.5%
TRANSPORTATION — 8.7%
FedEx Corp. (United States)	320	29,351
Air Freight & Logistics
Kuehne + Nagel International AG (Switzerland)	213	25,703
Marine
		55,054
CAPITAL GOODS — 4.7%
Fiat Industrial SPA (Italy)	2,693	29,498
Construction & Farm Machinery & Heavy Trucks

COMMERCIAL & PROFESSIONAL SERVICES — 3.1%
Adecco SA (Switzerland)	364	19,287
Human Resource & Employment Services
		103,839
HEALTH CARE — 4.4%
HEALTH CARE EQUIPMENT & SERVICES — 4.4%
Medtronic, Inc. (United States)	682	27,975
Health Care Equipment

ENERGY — 4.1%
Cenovus Energy, Inc. (Canada)	760	25,490
Integrated Oil & Gas
TOTAL COMMON STOCKS — 94.7% (Cost $535,104)		595,451

	Par Value	Value
SHORT TERM INVESTMENTS— 5.9%
REPURCHASE AGREEMENT — 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $37,271, collateralized by Federal National Mortgage Association Bonds, 1.550% - 2.750%, due 04/16/19 - 10/04/19, aggregate value plus accrued interest of $38,019, (Cost: $37,271)	$37,271	37,271
TOTAL SHORT TERM INVESTMENTS — 5.9% (Cost $37,271)		37,271
TOTAL INVESTMENTS — 100.6% (Cost $572,375)		632,722
Foreign Currencies (Cost $143) — 0.0% (b)		143
Liabilities In Excess of Other Assets — (0.6)%		(3,724)
TOTAL NET ASSETS — 100.0%		$629,141

Securities of aggregate value of $288,634,076 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)        Non-income producing security

(b)        Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2012 (Unaudited)

			% of Equity and Equivalents

Europe 67.2%
		Switzerland	17.6%
		United Kingdom	14.6%
	*	France	8.9%
	*	Germany	7.6%
	*	Italy	6.2%
	*	Netherlands	5.7%
	*	Spain	2.7%
	*	Ireland	2.6%
		Sweden	1.3%
Asia 24.4%
		Japan	24.4%
Australasia 4.5%
		Australia	4.5%
North America 2.5%
		Canada	2.5%
Middle East 1.2%
		Israel	1.2%
Latin America 0.2%
		Mexico	0.2%

*                 Euro currency countries comprise 33.7% of equity investments.

Oakmark International Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
EQUITY AND EQUIVALENTS— 94.7%
FINANCIALS — 29.4%
BANKS — 13.0%
Intesa Sanpaolo SPA (Italy)	193,171	$334,053
Diversified Banks
Lloyds Banking Group PLC (UK) (a)	411,176	327,663
Diversified Banks
BNP Paribas SA (France)	5,549	315,884
Diversified Banks
Banco Santander SA (Spain)	34,654	281,634
Diversified Banks
Bank of Ireland (Ireland) (a)	1,247,310	190,660
Diversified Banks
		1,449,894
DIVERSIFIED FINANCIALS — 11.3%
Daiwa Securities Group, Inc. (Japan)	80,195	447,411
Investment Banking & Brokerage
Credit Suisse Group (Switzerland)	17,145	418,445
Diversified Capital Markets
Schroders PLC (UK)	10,778	299,470
Asset Management & Custody Banks
Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities, 4.00%, due 03/29/13 (Switzerland) (b)	56,535	85,113
Diversified Capital Markets
Schroders PLC, Non-Voting (UK)	31	700
Asset Management & Custody Banks
		1,251,139
INSURANCE — 5.1%
Allianz SE (Germany)	2,338	325,854
Multi-line Insurance
Willis Group Holdings PLC (UK)	7,213	241,859
Insurance Brokers
		567,713
		3,268,746
CONSUMER DISCRETIONARY — 20.4%
AUTOMOBILES & COMPONENTS — 10.4%
Daimler AG (Germany)	7,720	425,040
Automobile Manufacturers
Toyota Motor Corp. (Japan)	8,115	378,953
Automobile Manufacturers
Honda Motor Co., Ltd. (Japan)	9,436	349,474
Automobile Manufacturers
		1,153,467
MEDIA — 4.6%
Thomson Reuters Corp. (Canada)	8,870	256,639
Publishing
Publicis Groupe SA (France)	3,750	225,612
Advertising
Grupo Televisa SAB (Mexico) (c)	935	24,840
Broadcasting
		507,091
RETAILING — 3.9%
PPR (France)	1,442	270,786
Department Stores
Signet Jewelers, Ltd. (UK)	2,170	115,867
Specialty Stores
Hennes & Mauritz AB (H&M) - Class B (Sweden)	1,187	41,131
Apparel Retail
		427,784
CONSUMER DURABLES & APPAREL — 1.5%
Cie Financiere Richemont SA (Switzerland)	1,979	155,335
Apparel, Accessories & Luxury Goods
Christian Dior SA (France)	96	16,397
Apparel, Accessories & Luxury Goods
		171,732
		2,260,074
INDUSTRIALS — 15.8%
CAPITAL GOODS — 8.1%
Fiat Industrial SPA (Italy)	28,618	313,523
Construction & Farm Machinery & Heavy Trucks
Koninklijke (Royal) Philips Electronics NV (Netherlands)	9,437	249,907
Industrial Conglomerates
Smiths Group PLC (UK)	5,808	113,762
Industrial Conglomerates
FANUC Corp. (Japan)	297	55,275
Industrial Machinery
Wolseley PLC (UK)	1,134	54,227
Trading Companies & Distributors
Assa Abloy AB, Class B (Sweden)	1,407	52,967
Building Products
Atlas Copco AB, Series B (Sweden)	1,581	38,808
Industrial Machinery
Geberit AG (Switzerland)	95	20,949
Building Products
		899,418
COMMERCIAL & PROFESSIONAL SERVICES — 5.3%
Adecco SA (Switzerland)	5,464	289,369
Human Resource & Employment Services
Secom Co., Ltd. (Japan)	2,947	148,492
Security & Alarm Services
Experian Group, Ltd. (Ireland)	5,505	88,730
Research & Consulting Services
Meitec Corp. (Japan) (d)	3,074	67,669
Research & Consulting Services
		594,260
TRANSPORTATION — 2.4%
Kuehne + Nagel International AG (Switzerland)	2,204	265,727
Marine
		1,759,405
INFORMATION TECHNOLOGY — 9.4%
TECHNOLOGY HARDWARE & EQUIPMENT — 5.9%
Canon, Inc. (Japan)	8,730	338,369
Office Electronics

	Shares	Value
OMRON Corp. (Japan) (d)	13,049	$313,219
Electronic Components
		651,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
ROHM Co., Ltd. (Japan) (d)	6,513	212,899
Semiconductors

SOFTWARE & SERVICES — 1.6%
Check Point Software Technologies, Ltd. (Israel) (a)	2,733	130,200
Systems Software
SAP AG (Germany)	649	52,220
Application Software
		182,420
		1,046,907
MATERIALS — 8.8%
Orica, Ltd. (Australia)	10,951	288,078
Commodity Chemicals
Holcim, Ltd. (Switzerland)	2,647	194,928
Construction Materials
Amcor, Ltd. (Australia)	22,385	189,191
Paper Packaging
Givaudan SA (Switzerland)	153	161,329
Specialty Chemicals
Akzo Nobel NV (Netherlands)	2,148	142,203
Diversified Chemicals
		975,729
CONSUMER STAPLES — 6.2%
FOOD, BEVERAGE & TOBACCO — 4.0%
Nestle SA (Switzerland)	1,821	118,776
Packaged Foods & Meats
Diageo PLC (UK)	4,068	118,493
Distillers & Vintners
Danone SA (France)	1,599	105,644
Packaged Foods & Meats
Heineken Holdings NV (Netherlands)	1,884	103,754
Brewers
		446,667
FOOD & STAPLES RETAILING — 2.2%
Tesco PLC (UK)	24,714	136,138
Food Retail
Koninklijke Ahold NV (Netherlands)	7,656	102,652
Food Retail
		238,790
		685,457
HEALTH CARE — 4.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.4%
GlaxoSmithKline PLC (UK)	5,761	125,439
Pharmaceuticals
Novartis AG (Switzerland)	1,825	115,304
Pharmaceuticals
Roche Holding AG (Switzerland)	118	23,938
Pharmaceuticals
		264,681
HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Olympus Corp. (Japan) (a)	13,076	253,676
Health Care Equipment
		518,357
TOTAL EQUITY AND EQUIVALENTS — 94.7% (Cost $9,000,129)		10,514,675

	Par Value	Value
SHORT TERM INVESTMENTS— 4.4%
REPURCHASE AGREEMENT — 4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $487,434, collateralized by Federal Home Loan Mortgage Corp. Bonds, 1.000%, due 07/25/17 - 09/27/17, aggregate value plus accrued interest of $349,301, by United States Treasury Notes, 0.625% - 0.750%, due 05/31/17 - 06/30/17, aggregate value plus accrued interest of $147,879 (Cost: $487,431)	$487,431	487,431
TOTAL SHORT TERM INVESTMENTS — 4.4% (Cost $487,431)		487,431
TOTAL INVESTMENTS — 99.1% (Cost $9,487,560)		11,002,106
Foreign Currencies (Cost $3,610) — 0.0% (e)		3,628
Other Assets In Excess of Liabilities — 0.9%		94,790
TOTAL NET ASSETS — 100.0%		$11,100,524

Securities of aggregate value of $9,745,269,787 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)         Non-income producing security

(b)         These restricted securities may be resold subject to restrictions on resale under federal securities laws.

(c)          Sponsored American Depositary Receipt

(d)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(e)          Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2012 (Unaudited)

			% of Equity Investments

Europe 57.4%
		United Kingdom	19.2%
		Switzerland	13.7%
	*	Italy	6.4%
	*	Germany	5.5%
		Norway	3.6%
	*	France	3.5%
	*	Netherlands	2.3%
	*	Greece	2.1%
	*	Finland	0.8%
		Sweden	0.3%
Asia 27.1%
		Japan	27.1%
Australasia 11.4%
		Australia	10.6%
		New Zealand	0.8%
North America 2.3%
		United States	2.3%
Middle East 1.8%
		Israel	1.8%

*                 Euro currency countries comprise 20.6% of equity investments.

Oakmark International Small Cap Fund	December 31, 2012 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.2%
INDUSTRIALS — 28.6%
CAPITAL GOODS — 15.6%
Rheinmetall AG (Germany)	854	$41,502
Industrial Conglomerates
Interpump Group SpA (Italy)	5,111	39,280
Industrial Machinery
Travis Perkins PLC (UK)	2,111	37,819
Trading Companies & Distributors
Prysmian SpA (Italy)	1,546	30,866
Electrical Components & Equipment
Kaba Holding AG (Switzerland)	72	30,721
Building Products
Bucher Industries AG (Switzerland)	105	20,825
Construction & Farm Machinery & Heavy Trucks
Morgan Crucible Co. PLC (UK)	2,920	13,079
Industrial Machinery
Konecranes OYJ (Finland)	361	12,319
Industrial Machinery
Burckhardt Compression Holding AG (Switzerland)	37	12,087
Industrial Machinery
Duerr AG (Germany)	124	11,120
Industrial Machinery
		249,618
COMMERCIAL & PROFESSIONAL SERVICES — 8.2%
gategroup Holding AG (Switzerland)	1,325	34,938
Diversified Support Services
Michael Page International PLC (UK)	5,181	33,862
Human Resource & Employment Services
Randstad Holding N.V. (Netherlands)	813	30,169
Human Resource & Employment Services
Pasona Group, Inc. (Japan) (b)	31	17,850
Human Resource & Employment Services
SThree PLC (UK)	1,512	8,284
Human Resource & Employment Services
Cision AB (Sweden) (a)	628	5,168
Research & Consulting Services
Brunel International NV (Netherlands)	13	624
Human Resource & Employment Services
		130,895
TRANSPORTATION — 4.8%
BBA Aviation PLC (UK)	9,477	34,584
Airport Services
Panalpina Welttransport Holding AG (Switzerland)	313	31,854
Air Freight & Logistics
Freightways, Ltd. (New Zealand)	3,284	11,574
Air Freight & Logistics
		78,012
		458,525
CONSUMER DISCRETIONARY — 19.3%
AUTOMOBILES & COMPONENTS — 11.5%
Yamaha Motor Co., Ltd. (Japan)	4,869	53,942
Motorcycle Manufacturers
Autoliv, Inc. (United States)	519	34,948
Auto Parts & Equipment
Takata Corp. (Japan)	1,590	32,540
Auto Parts & Equipment
Toyota Industries Corp. (Japan)	990	31,607
Auto Parts & Equipment
Nifco, Inc. (Japan)	1,374	30,482
Auto Parts & Equipment
		183,519
RETAILING — 5.0%
Myer Holdings, Ltd. (Australia)	19,376	43,838
Department Stores
Carpetright PLC (UK) (a)	2,787	31,324
Home Improvement Retail
Fourlis Holdings SA (Greece) (a)	1,853	4,868
Home Furnishing Retail
		80,030
MEDIA — 1.4%
Asatsu-DK, Inc. (Japan)	975	23,247
Advertising

CONSUMER DURABLES & APPAREL — 1.4%
Vitec Group PLC (UK)	2,101	21,677
Photographic Products
		308,473
INFORMATION TECHNOLOGY — 18.8%
TECHNOLOGY HARDWARE & EQUIPMENT — 9.7%
Hirose Electric Co., Ltd. (Japan)	393	47,070
Electronic Components
Premier Farnell PLC (UK)	14,420	45,937
Technology Distributors
Konica Minolta Holdings, Inc. (Japan)	4,825	34,722
Office Electronics
Orbotech, Ltd. (Israel) (a) (b)	3,338	28,269
Electronic Equipment & Instruments
		155,998
SOFTWARE & SERVICES — 9.1%
Atea ASA (Norway) (b)	5,200	55,629
IT Consulting & Other Services
Square Enix Holdings Co., Ltd. (Japan)	2,600	33,070
Home Entertainment Software
Altran Technologies SA (France) (a)	3,493	26,947
IT Consulting & Other Services
Alten, Ltd. (France)	765	26,414
IT Consulting & Other Services
TKC Corp. (Japan)	170	2,962
Data Processing & Outsourced Services
		145,022
		301,020

	Shares	Value
FINANCIALS — 10.5%
DIVERSIFIED FINANCIALS — 7.8%
Julius Baer Group, Ltd. (Switzerland)	1,504	$53,564
Asset Management & Custody Banks
MLP AG (Germany)	4,876	32,413
Asset Management & Custody Banks
Azimut Holding SPA (Italy)	1,689	24,300
Asset Management & Custody Banks
Ichiyoshi Securities Co., Ltd. (Japan)	2,058	14,633
Investment Banking & Brokerage
		124,910
REAL ESTATE — 2.7%
LSL Property Services PLC (UK) (b)	10,375	43,651
Real Estate Services
		168,561
MATERIALS — 10.2%
Incitec Pivot, Ltd. (Australia)	14,208	48,439
Fertilizers & Agricultural Chemicals
Kansai Paint Co., Ltd. (Japan)	3,509	37,812
Specialty Chemicals
Titan Cement Co. SA (Greece) (a)	1,457	27,079
Construction Materials
Taiyo Holdings Co., Ltd. (Japan)	914	25,851
Specialty Chemicals
Sika AG (Switzerland)	10	23,939
Specialty Chemicals
		163,120
CONSUMER STAPLES — 7.2%
FOOD, BEVERAGE & TOBACCO — 5.2%
Goodman Fielder, Ltd. (Australia) (a)	71,863	46,970
Packaged Foods & Meats
Britvic PLC (UK)	3,714	24,750
Soft Drinks
Treasury Wine Estates, Ltd. (Australia)	2,371	11,671
Distillers & Vintners
		83,391
FOOD & STAPLES RETAILING — 2.0%
Sugi Holdings Co., Ltd. (Japan)	907	31,995
Drug Retail
		115,386
HEALTH CARE — 1.3%
HEALTH CARE EQUIPMENT & SERVICES — 1.1%
Primary Health Care, Ltd. (Australia)	2,986	12,457
Health Care Services
Amplifon S.p.A. (Italy)	907	4,516
Health Care Distributors
		16,973
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
Tecan Group AG (Switzerland)	37	3,103
Life Sciences Tools & Services
		20,076
ENERGY — 0.3%
Fugro NV (Netherlands)	80	4,759
Oil & Gas Equipment & Services
TOTAL COMMON STOCKS — 96.2% (Cost $1,448,759)		1,539,920

	Par Value	Value
SHORT TERM INVESTMENTS— 2.2%
REPURCHASE AGREEMENT — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.11% dated 12/31/12 due 01/02/13, repurchase price $35,673, collateralized by a United States Treasury Note, 0.625%, due 05/31/17, value plus accrued interest of $36,390 (Cost: $35,672)	$35,672	35,672
TOTAL SHORT TERM INVESTMENTS — 2.2% (Cost $35,672)		35,672
TOTAL INVESTMENTS — 98.4% (Cost $1,484,431)		1,575,592
Other Assets In Excess of Liabilities — 1.6%		25,938
TOTAL NET ASSETS — 100.0%		$1,601,530

Securities of aggregate value of $1,372,872,414 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price from an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price from an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At December 31, 2012 Equity and Income, Global, and International each held a security for which a market quotation was not readily available and which was valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees. The value for each of these securities is determined from observable market prices of similar assets. At December 31, 2012, Global, Global Select, International and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At December 31, 2012, there were transfers between level 1 and level 2 securities in the amount of $1,055,716,185, $288,634,076, $9,660,156,689 and $1,372,872,414 for Global, Global Select, International and Int’l Small Cap, respectively. The transfers were due to securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

The following is a summary of the inputs used as of December 31, 2012 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
Oakmark
Common Stocks	$6,905,804	$0	$0
Short Term Investments	0	389,001	0
Total	$6,905,804	$389,001	$0
Select
Common Stocks	$3,042,520	$0	$0
Short Term Investments	0	183,242	0
Total	$3,042,520	$183,242	$0
Equity and Income
Common Stocks - Food, Beverage & Tobacco	$0	$614,197	$0
Common Stocks - All Other	13,200,660	0	0
Fixed Income	0	3,691,093	0
Short Term Investments	0	1,168,706	0
Total	$13,200,660	$5,473,996	$0
Global
Equity and Equivalents - Diversified Financials	$0	$17,196	$0
Equity and Equivalents - All Other	1,043,253	1,055,716	0
Short Term Investments	0	2,451	0
Forward Foreign Currency Contracts - Assets	0	28,394	0
Forward Foreign Currency Contracts - Liabilities	0	(2,107)	0
Total	$1,043,253	$1,101,650	$0
Global Select
Common Stocks	$306,817	$288,634	$0
Short Term Investments	0	37,271	0
Forward Foreign Currency Contracts - Assets	0	3,695	0
Forward Foreign Currency Contracts - Liabilities	0	(501)	0
Total	$306,817	$329,099	$0
International
Equity and Equivalents - Diversified Financials	$0	$85,113	$0
Equity and Equivalents - All Other	769,405	9,660,157	0
Short Term Investments	0	487,431	0
Forward Foreign Currency Contracts - Assets	0	86,230	0
Forward Foreign Currency Contracts - Liabilities	0	(22,430)	0
Total	$769,405	$10,296,501	$0
Int’l Small Cap
Common Stocks	$167,047	$1,372,873	$0
Short Term Investments	0	35,672	0
Forward Foreign Currency Contracts - Assets	0	15,311	0
Forward Foreign Currency Contracts - Liabilities	0	(8,034)	0
Total	$167,047	$1,415,822	$0

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2012 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Corporation, as follows (in thousands):

Global

	Contract Amount	Settlement Date	Valuation at 12/31/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	30,040	03/20/13	$31,011	$(892)
Japanese Yen	21,620,000	06/19/13	249,936	28,292
Swiss Franc	80,500	09/18/13	88,499	(1,113)
			$369,446	$26,287

During the period ended December 31, 2012, the proceeds from forward foreign currency contracts opened for Global were $96,573 and the cost to close contracts was $91,702 (in thousands).

Global Select

	Contract Amount	Settlement Date	Valuation at 12/31/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	548,000	06/19/13	$6,335	$(171)
			$6,335	$(171)
Foreign Currency Sold:
Japanese Yen	2,823,000	06/19/13	$32,635	$3,695
Swiss Franc	23,860	09/18/13	26,231	(330)
			$58,866	$3,365

During the period ended December 31, 2012, the proceeds from forward foreign currency contracts opened for Global Select were $25,901 and the cost to close contracts was $34,373 (in thousands).

International

	Contract Amount	Settlement Date	Valuation at 12/31/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	12,050,000	06/19/13	$139,303	$(3,769)
			$139,303	$(3,769)
Foreign Currency Sold:
Australian Dollar	258,500	03/20/13	$266,859	$(9,496)
Japanese Yen	65,500,000	06/19/13	757,207	85,714
Swedish Krona	369,000	09/18/13	56,471	(961)
Swiss Franc	556,000	09/18/13	611,249	(7,688)
			$1,691,786	$67,569

During the period ended December 31, 2012, the proceeds from forward foreign currency contracts opened for International were $650,016 and the cost to close contracts was $737,133 (in thousands).

Int’l Small Cap

	Contract Amount	Settlement Date	Valuation at 12/31/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	3,400,000	06/19/13	$39,305	$(1,091)
			$39,305	$(1,091)
Foreign Currency Sold:
Australian Dollar	101,200	03/20/13	$104,472	$(4,735)
Japanese Yen	11,700,000	06/19/13	135,257	15,311
Norwegian Krona	191,100	09/18/13	34,047	(1,262)
Swedish Krona	12,200	09/18/13	1,867	(32)
Swiss Franc	66,100	09/18/13	72,668	(914)
			$348,311	$8,368

During the period ended December 31, 2012, the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $71,754 and the cost to close contracts was $109,523 (in thousands).

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale.  At December 31, 2012, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasurys maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2012, none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued according to the securities valuation procedures determined in good faith in accordance with procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2012, Equity and Income, Global and International held the following restricted securities:

Equity and Income

Par (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$18,500	BP Capital Markets PLC, 144A, 0.28%, due 01/02/13	08/14/12	$99.9992	$99.8903	$18,500	0.10%
16,000	BP Capital Markets PLC, 144A, 0.28%, due 01/03/13	08/13/12	99.9984	99.8896	16,000	0.09%
10,400	BP Capital Markets PLC, 144A, 0.25%, due 01/18/13	08/30/12	99.9882	99.9021	10,399	0.06%
9,000	BP Capital Markets PLC, 144A, 0.31%, due 01/03/13	08/06/12	99.9983	99.8708	9,000	0.05%
11,450	Cabela’s Master Credit Card Trust, 144A, 0.759%, due 10/15/19	10/20/11	100.5172	100.0000	11,509	0.06%
250	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	09/20/12	104.0000	100.0000	260	0.00%*
25,000	General Mills, Inc., 144A, 0.30%, due 01/04/13	11/26/12	99.9975	99.9675	24,999	0.13%
25,000	General Mills, Inc., 144A, 0.27%, due 01/14/13	12/07/12	99.9903	99.9715	24,998	0.13%
25,000	General Mills, Inc., 144A, 0.26%, due 01/16/13	12/10/12	99.9892	99.9733	24,997	0.13%
25,000	General Mills, Inc., 144A, 0.25%, due 01/25/13	12/18/12	99.9833	99.9736	24,996	0.13%
18,000	General Mills, Inc., 144A, 0.26%, due 01/22/13	12/21/12	99.9848	99.9769	17,997	0.10%
17,650	General Mills, Inc., 144A, 0.33%, due 01/07/13	11/07/12	99.9945	99.9441	17,649	0.09%
13,047	General Mills, Inc., 144A, 0.34%, due 01/15/13	11/02/12	99.9868	99.9301	13,045	0.07%
250	Hologic, Inc., 144A, 6.25%, due 08/01/20	07/19/12	107.7500	100.0000	269	0.00%*
25,000	Kellogg Co., 144A, 0.20%, due 01/02/13	11/27/12	99.9994	99.9806	25,000	0.13%
25,000	Kellogg Co., 144A, 0.20%, due 01/08/13	11/28/12	99.9961	99.9778	24,999	0.13%
25,000	Kellogg Co., 144A, 0.21%, due 01/09/13	11/28/12	99.9953	99.9761	24,999	0.13%
22,000	Kellogg Co., 144A, 0.21%, due 01/17/13	12/12/12	99.9907	99.9790	21,998	0.12%
15,000	Kellogg Co., 144A, 0.21%, due 01/11/13	12/14/12	99.9942	99.9837	14,999	0.08%
2,300	Kellogg Co., 144A, 0.21%, due 01/07/13	11/21/12	99.9965	99.9755	2,300	0.01%
48,080	Kinetic Concepts, Inc., 144A, 10.50% due 11/01/18	10/25/11	104.8750	98.1980	50,424	0.27%
9,600	Kinetic Concepts, Inc., 144A, 12.50% due 11/01/19	02/09/12	95.1250	98.7500	9,132	0.05%
2,880	Kinetic Concepts, Inc., 144A, 12.50% due 11/01/19	02/14/12	95.1250	95.0000	2,740	0.01%
1,920	Kinetic Concepts, Inc., 144A, 12.50% due 11/01/19	04/10/12	95.1250	92.5000	1,826	0.01%
9,625	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	08/15/12	95.1250	100.0000	10,046	0.05%
6,250	Medtronic, Inc., 144A, 0.17%, due 01/10/13	09/24/12	99.9957	99.9490	6,250	0.03%
1,000	Post Holdings, Inc., 144A, 7.375%, due 02/15/22	01/27/12	109.5625	100.0000	1,096	0.01%
6,000	Scotiabank Peru SA, 144A, 4.50%, due 12/13/27	12/06/12	99.7500	100.0000	5,985	0.03%
2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/27/12	100.0000	99.8750	2,725	0.01%
2,275	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/26/12	100.0000	99.0000	2,275	0.01%
6,850	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	100.0000	100.0000	6,850	0.04%
3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	100.0000	101.0000	3,150	0.02%
25,110	SSIF Nevada, LP, 144A, 1.04%, due 04/14/14	01/12/12	100.5599	98.8880	25,251	0.14%
9,620	SSIF Nevada, LP, 144A, 1.04%, due 04/14/14	01/20/12	100.5599	98.9060	9,674	0.05%
9,520	SSIF Nevada, LP, 144A, 1.04%, due 04/14/14	01/09/12	100.5599	98.8580	9,573	0.05%
5,750	SSIF Nevada, LP, 144A, 1.04%, due 04/14/14	01/18/12	100.5599	98.9020	5,782	0.03%
5,100	SSIF Nevada, LP, 144A, 1.04%, due 04/14/14	01/05/12	100.5599	98.7660	5,129	0.03%
100	Tempur-Pedic International, Inc., 144A, 6.875%, due 12/15/20	12/12/12	102.8750	100.0000	103	0.00%*
5,400	Walter Energy, Inc., 144A, 9.875%, due 12/15/20	11/16/12	111.5000	99.3020	6,021	0.03%
25,000	Wellpoint, Inc., 144A, 0.25%, due 01/04/13	09/19/12	99.9979	99.9257	24,999	0.13%
					$517,944	2.74%

* Amount rounds to less than 0.01%

Global

Par (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$6,562	Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities	07/18/12	$150.5494	$102.2652	$9,879	0.46%
4,860	Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities	07/27/12	150.5494	102.4066	7,317	0.34%
					$17,196	0.80%

International

Par (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$32,477	Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities	07/18/12	$150.5494	$102.2652	$48,894	0.44%
24,058	Credit Suisse Group (Guernsey) V Limited Subordinated Mandatory and Contingent Convertible Securities	07/27/12	150.5494	102.4066	36,219	0.33%
					$85,113	0.77%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2012. Purchase and sale transactions and dividend income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2012	Value December 31, 2012
Broadridge Financial Solutions, Inc.	6,900	$0	$0	$1,242	$160,977	$157,872
Flowserve Corp.	3,639	0	0	1,310	464,869	534,232
PharMerica Corp. (a)	1,710	0	0	0	21,649	24,350
Varian Medical Systems, Inc. (a)	5,700	0	0	0	343,824	400,368
TOTALS		$0	$0	$2,552	$991,319	$1,116,822

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2012	Value December 31, 2012
Meitec Corp.	3,074	$5,038	$0	$1	$64,836	$67,669
OMRON Corp.	13,049	9,737	0	2	241,978	313,219
ROHM Co., Ltd.	6,513	0	0	0	219,315	212,899
TOTALS		$14,775	$0	$3	$526,129	$593,787

Schedule of Transactions with Affiliated Issuers

Oakmark International Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2012	Value December 31, 2012
Atea ASA	5,200	$0	$3,123	$0	$53,914	$55,629
LSL Property Services PLC	10,375	0	0	0	35,183	43,651
Orbotech, Ltd. (a)	3,338	0	0	0	28,603	28,269
Pasona Group, Inc.	31	0	863	0	20,938	17,850
TOTALS		$0	$3,986	$0	$138,638	$145,399

(a) Non-income producing security.

3. FEDERAL INCOME TAXES

At December 31, 2012 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	5,451,395	1,886,485	(43,075)	1,843,410
Select	2,288,746	958,713	(21,697)	937,016
Equity and Income	15,028,840	3,761,789	(115,973)	3,645,816
Global	1,841,195	441,520	(164,099)	277,421
Global Select	576,561	74,733	(18,572)	56,161
International	9,654,081	1,662,911	(314,886)	1,348,025
Int’l Small Cap	1,505,379	212,215	(142,002)	70,213

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 26, 2013

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	February 26, 2013